================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  -------------

                                    FORM N-Q

                                  -------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-08035


                                  -------------

                              AFBA 5STAR FUND, INC.
               (Exact name of registrant as specified in charter)

                                  -------------


                            909 N. Washington Street
                              ALEXANDRIA, VA 22314
               (Address of principal executive offices) (Zip code)


                               Michael E. Houchins
                            909 N. Washington Street
                              ALEXANDRIA, VA 22314
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 703-706-5942
                                                            ------------

                        Date of fiscal year end: MARCH 31
                                                 --------


                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.


AFBA 5STAR
BALANCED FUND
================================================================================
SCHEDULE OF INVESTMENTS
December 31, 2006 (unaudited)

SHARES                          COMPANY                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 61.37%
CONSUMER DISCRETIONARY -- 2.07%
                  20,000        Eastman Kodak Co.                                                         $    516,000
                  10,000        Harrah's Entertainment, Inc.                                                   827,200
                  20,500        Modine Manufacturing Co.                                                       513,115
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,856,315
CONSUMER STAPLES -- 8.78%
                  15,000        Colgate-Palmolive Co.                                                          978,600
                  35,000        ConAgra Foods, Inc.                                                            945,000
                  15,000        Costco Wholesale Corp.                                                         793,050
                  10,000        Del Monte Foods Co.                                                            110,300
                  15,000        General Mills, Inc.                                                            864,000
                  10,000        Kellogg Co.                                                                    500,600
                   5,000        Kimberly-Clark Corp.                                                           339,750
                  10,000        PepsiCo, Inc.                                                                  625,500
                  40,000        The Coca-Cola Co.                                                            1,930,000
                  15,000        Wrigley, (Wm.) Jr. Co.                                                         775,800
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,862,600

ENERGY -- 20.06%
                  25,000        Anadarko Petroleum Corp.                                                     1,088,000
                  15,000        Apache Corp.                                                                   997,650
                  25,000        BP plc (a)                                                                   1,677,500
                  35,000        Chevron Corp.                                                                2,573,550
                  45,000        ConocoPhillips                                                               3,237,750
                   1,565        Eagle Geophysical, Inc.*                                                        29,735
                  20,000        Exxon Mobil Corp.                                                            1,532,600
                  20,000        Frontier Oil Corp.                                                             574,800
                  15,000        Hess Corp.                                                                     743,550
                  25,000        Marathon Oil Corp.                                                           2,312,500
                  25,000        Patterson-UTI Energy, Inc.                                                     580,750
                  10,000        Schlumberger Ltd.                                                              631,600
                  20,000        Suncor Energy, Inc.                                                          1,578,200
                  10,000        Weatherford International Ltd.*                                                417,200
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            17,975,385

FINANCIAL -- 8.58%
                  20,000        The Allstate Corp.                                                           1,302,200
                  20,000        The Chubb Corp.                                                              1,058,200
                  25,000        Cincinnati Financial Corp.                                                   1,132,750
                  45,000        Citigroup, Inc.                                                              2,506,500
                  10,000        JPMorgan Chase & Co.                                                           483,000
                  10,000        Marshall & Ilsley Corp.                                                        481,800
                   5,000        Northern Trust Corp.                                                           303,450
                  10,000        Wilmington Trust Corp.                                                         421,700
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,689,600

AFBA 5STAR
BALANCED FUND (CONTINUED)
================================================================================
SCHEDULE OF INVESTMENTS
December 31, 2006 (unaudited)

SHARES OR
FACE AMOUNT                     COMPANY                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
HEALTH CARE -- 4.33%
                  30,000        Abbott Laboratories                                                       $  1,461,300
                  10,000        Baxter International, Inc.                                                     463,900
                   5,000        GlaxoSmithKline plc (a)                                                        263,800
                  10,000        Johnson & Johnson                                                              660,200
                  10,000        Lilly (Eli), and Co.                                                           521,000
                  10,000        Wyeth                                                                          509,200
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,879,400

INDUSTRIALS -- 7.95%
                  50,000        General Electric Co.                                                         1,860,500
                   5,000        ITT Corp.                                                                      284,100
                  10,000        Lockheed Martin Corp.                                                          920,700
                  10,000        Northrop Grumman Corp.                                                         677,000
                  50,000        Pitney Bowes, Inc.                                                           2,309,500
                  25,000        Southwest Airlines Co.                                                         383,000
                  11,000        United Technologies Corp.                                                      687,720
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,122,520

INFORMATION TECHNOLOGY -- 8.92%
                  50,000        Applied Materials, Inc.                                                        922,500
                 100,000        Intel Corp.                                                                  2,025,000
                  15,000        International Business Machines Corp.                                        1,457,250
                 120,000        Microsoft Corp.                                                              3,583,200
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,987,950
UTILITIES --  0.68%
                   2,000        Kinder Morgan, Inc.                                                            211,500
                  10,000        OGE Energy Corp.                                                               400,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               611,500

TOTAL COMMON STOCKS                                                                                         54,985,270
-----------------------------------------------------------------------------------------------------------------------
(COST $42,317,653)


CORPORATE BONDS - 22.02%
CONSUMER DISCRETIONARY -- 5.92%
             $ 1,000,000        Eastman Kodak Co., 7.25% due 11/15/13                                          999,131
                 100,000        Fisher Communications, Inc., 8.625% due 9/15/14                                106,500
               1,000,000        FTD Inc. 7.75% 2/15/14                                                       1,006,250
               1,500,000        Interface, Inc., 9.50% due 2/1/14                                            1,582,500
                 215,000        Mandalay Resort Group, 7.625% due 7/15/13                                      211,237
                 200,000        MGM Mirage, Inc., 8.375% due 2/1/11                                            208,500
                 692,000        Mikohn Gaming, 11.875% due 8/15/08                                             716,006
                 100,000        Park Place Entertainment, 8.125% due 5/15/11                                   105,125
                 350,000        Park Place Entertainment, 8.875% due 9/15/08                                   365,750
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             5,300,999

CONSUMER STAPLES -- 3.16%
                 500,000        Blount, Inc., 8.875% due 8/01/12                                               512,500
               1,250,000        Pilgrim's Pride., 9.25% due 11/15/13                                         1,309,375
               1,000,000        Elizabeth Arden, Inc., 7.75%, 1/15/14                                        1,012,500
--------------------------------  -------------------------------------------------------------------------------------
                                                                                                             2,834,375

AFBA 5STAR
BALANCED FUND (CONTINUED)
================================================================================
SCHEDULE OF INVESTMENTS
December 31, 2006 (unaudited)

FACE AMOUNT                     COMPANY                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (continued)
ENERGY -- 2.77%
               $ 200,000        Eagle Geophysical, Inc., 10.75% due 7/15/08 (b) (c)                       $         --
                  50,000        Swift Energy Co., 9.375% due 5/1/12                                             53,000
               2,300,000        United Refining Co., 10.50% due 8/15/12                                      2,426,500
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,479,500

HEALTHCARE -- 4.51%
               1,400,000        Carriage Services, Inc., 7.875% due 1/15/15                                  1,375,500
                 100,000        Inverness Medical Innovations, 8.75% due 2/15/12                               104,500
                 500,000        Psychiatric Solutions, 7.75% due 7/15/15                                       501,250
               2,000,000        Warner Chilcott Corp., 8.75% due 2/1/15                                      2,060,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,041,250

INDUSTRIALS -- 4.03%
               1,000,000        Greenbrier Companies Inc., 8.375% due 5/15/15                                1,022,500
               2,500,000        Iron Mountain, Inc.,8.625% due 4/1/13                                        2,593,750
                 200,000        Williams Communications Group, Inc., 10.875% due 10/1/09 (b) (c)                    --
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,616,250

MATERIALS -- 1.63%
               1,300,000        Chaparral Steel Co., 10.00% due 7/15/13                                      1,457,625
                  25,000        Kaiser Aluminum & Chemical, 12.75% due 2/1/03  (b)                               2,812
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,460,437

TOTAL CORPORATE BONDS                                                                                       19,732,811
-----------------------------------------------------------------------------------------------------------------------
(COST $19,013,024)

CONVERTIBLE CORPORATE BONDS - 7.02%
CONSUMER DISCRETIONARY --5.19%
             $ 2,900,000        Lions Gate Entertainment, 2.9375 % due 10/15/24                              3,153,750
               1,000,000        Lions Gate Entertainment, 3.625% due 3/15/25                                 1,015,000
                 500,000        Magna Entertainment Corp., 7.25% due 12/15/09                                  480,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,648,750

ENERGY -- 0.00%
                   2,000        Moran Energy, Inc., 8.75% due 1/15/08                                            1,990
-----------------------------------------------------------------------------------------------------------------------


HEALTHCARE -- 1.83%
               1,300,000        Amylin Pharmaceuticals, Inc. 2.50% due 4/15/11                               1,639,625
-----------------------------------------------------------------------------------------------------------------------


TOTAL CONVERTIBLE CORPORATE BONDS                                                                            6,290,365
-----------------------------------------------------------------------------------------------------------------------
(COST $5,593,243)

AFBA 5STAR
BALANCED FUND (CONTINUED)
===============================================================================
SCHEDULE OF INVESTMENTS
December 31, 2006 (unaudited)

SHARES                          COMPANY                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------

MONEY MARKET ACCOUNT - 10.10%
               9,053,919        PNC Bank Money Market                                                     $  9,053,919
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                                   9,053,919
-----------------------------------------------------------------------------------------------------------------------
(COST $9,053,919)

TOTAL INVESTMENTS -  100.51%                                                                                90,062,365
-----------------------------------------------------------------------------------------------------------------------
(COST $75,977,839)

Liabilities in excess of other assets --(0.51%)                                                               (459,495)
                                                                                                          ------------

TOTAL NET ASSETS - 100.00%                                                                                $ 89,602,870
                                                                                                          ============

(A)  - AMERICAN DEPOSITORY RECEIPT. (B) - SECURITY IN DEFAULT.
(C) - SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADAPTED BY THE BOARD OF DIRECTORS.
*    - NON-INCOME PRODUCING SECURITY.

AFBA 5STAR
LARGE CAP FUND
================================================================================
SCHEDULE OF INVESTMENTS
December 31, 2006 (unaudited)

SHARES                              COMPANY                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 92.87%
CONSUMER DISCRETIONARY - 16.00%
                 7,000              eBay, Inc.*                                                           $    210,490
                 7,500              Harrah's Entertainment, Inc.                                               620,400
                15,200              Marriott International, Inc.-Class A                                       725,344
                 5,700              Starwood Hotels & Resorts Worldwide, Inc.                                  356,250
                14,700              The Walt Disney Co.                                                        503,769
                35,000              Time Warner, Inc.                                                          762,300
                14,350              Viacom, Inc.*                                                              588,781
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,767,334

CONSUMER STAPLES - 5.13%
                19,200              CVS Corp.                                                                  593,472
                 5,700              PepsiCo, Inc.                                                              356,535
                 5,600              Walgreen Co.                                                               256,984
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,206,991

FINANCIAL -- 17.30%
                 8,500              American Express Co.                                                       515,695
                 3,700              Franklin Resources, Inc.                                                   407,629
                 4,700              Legg Mason, Inc.                                                           446,735
                 9,400              Morgan Stanley                                                             765,442
                11,500              Northern Trust Corp.                                                       697,935
                 9,400              Principal Financial Group, Inc.                                            551,780
                 8,000              T. Rowe Price Group, Inc.                                                  350,160
                 1,700              The Goldman Sachs Group, Inc.                                              338,895
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,074,271

HEALTH CARE - 28.08%
                11,200              Abbott Laboratories                                                        545,552
                14,800              Baxter International, Inc.                                                 686,572
                18,000              Bayer AG (a)                                                               960,480
                 5,600              C. R. Bard, Inc.                                                           464,632
                 5,100              Gilead Sciences, Inc.*                                                     331,143
                 9,600              Medco Health Solutions, Inc.*                                              513,024
                17,300              MedImmune, Inc.*                                                           560,001
                 9,000              Quest Diagnostics, Inc.                                                    477,000
                23,900              Schering-Plough Corp.                                                      564,996
                19,100              Teva Pharmaceutical Industries, Ltd. (a)                                   593,628
                18,000              Wyeth                                                                      916,560
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             6,613,588

INDUSTRIALS - 6.47%
                 9,200              Automatic Data Processing, Inc.                                            453,100
                 6,900              FedEx Corp.                                                                749,478
                12,621              First Data Corp.                                                           322,088
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,524,666

AFBA 5STAR
LARGE CAP FUND
================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2006 (unaudited)

SHARES                              COMPANY                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
INFORMATION  TECHNOLOGY - 19.89%
                25,400              Altera Corp.*                                                         $    499,872
                28,200              Applied Materials, Inc.                                                    520,290
                16,300              Cisco Systems, Inc.*                                                       445,479
                37,100              Corning, Inc.*                                                             694,141
                19,300              Intel Corp.                                                                390,825
                16,700              Microsoft Corp.                                                            498,662
                25,700              Motorola, Inc.                                                             528,392
                 4,800              National Semiconductor Corp.                                               108,960
                18,500              Symantec Corp.*                                                            385,725
                12,800              Texas Instruments, Inc.                                                    368,640
                 9,500              Yahoo! Inc.*                                                               242,630
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,683,616


TOTAL COMMON STOCKS                                                                                         21,870,466
-----------------------------------------------------------------------------------------------------------------------
(COST $17,371,142)


MONEY MARKET ACCOUNT -- 7.08%
             1,668,880              PNC Bank Money Market                                                    1,668,880
-----------------------------------------------------------------------------------------------------------------------


TOTAL MONEY MARKET ACCOUNT                                                                                   1,668,880
-----------------------------------------------------------------------------------------------------------------------
(COST $1,668,880)


TOTAL INVESTMENTS -- 99.95%                                                                                 23,539,346
-----------------------------------------------------------------------------------------------------------------------
(COST $19,040,022)

Other assets in excess of liabilities--0.05%                                                                    11,096
                                                                                                          ------------

TOTAL NET ASSETS -- 100.00%                                                                               $ 23,550,442
                                                                                                          ============

(A)  AMERICAN DEPOSITORY RECEIPT.
*    NON-INCOME PRODUCING SECURITY.

AFBA 5STAR
HIGH YIELD FUND
================================================================================
SCHEDULE OF INVESTMENTS
December 31, 2006 (unaudited)

SHARES OR
FACE AMOUNT                           COMPANY                                                             MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.12%
ENERGY - 0.12%
                          1,370       Eagle Geophysical, Inc.*                                            $     26,030
-----------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                                                             26,030
-----------------------------------------------------------------------------------------------------------------------
(COST $0)

CONVERTIBLE PREFERRED STOCKS - 2.98%
FINANCIAL - 2.98%
                         13,350       Boston Private Financial Corp., 4.875%, 10/01/34                         665,831
-----------------------------------------------------------------------------------------------------------------------


TOTAL CONVERTIBLE PREFERRED STOCKS                                                                             665,831
-----------------------------------------------------------------------------------------------------------------------
(COST $638,783)

PREFERRED STOCKS - 0.00%
CONSUMER DISCRETIONARY - 0.00%
                            550       Adelphia Communications Corp., 13.00%, 7/15/09*                              127
-----------------------------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS                                                                                             127
-----------------------------------------------------------------------------------------------------------------------
(COST $50,888)

CORPORATE BONDS - 63.01%
CONSUMER DISCRETIONARY - 35.35%
$                       145,000       Alltrista Corp., 9.75% due 5/1/12                                        154,063
                        255,000       Aztar Corp., 7.875% due 6/15/14                                          278,269
                        425,000       Central Garden & Pet Co., 9.125% due 2/1/13                              444,125
                         25,000       Fisher Communications, Inc., 8.625% due 9/15/14                           26,625
                         25,000       Ford Motor Credit Co., 5.80% due 1/12/09                                  24,558
                        575,000       Ford Motor Credit Co., 7.375% due 10/28/09                               576,586
                        200,000       FTD, Inc., 7.75% due 2/15/14                                             201,250
                        125,000       General Motors Acceptance Corp., 6.875% due 8/28/12                      128,502
                        100,000       Group 1 Automotive, Inc, 8.25% due 8/15/13                               103,000
                        235,000       GSC Holdings Corp.,  8.00% due 10/1/12                                   246,750
                        200,000       Inergy LP, 6.875% due 12/15/14                                           197,500
                        200,000       Interface, Inc., 9.50% due 2/1/14                                        222,000
                        325,000       Interface, Inc., 10.375% due 2/1/10                                      342,875
                        335,000       Isle of Capri Casinos, 7.00% due 3/1/14                                  335,000
                         85,000       Mandalay Resort Group, 7.625% due 7/15/13                                 87,444
                        340,000       Mandalay Resort Group, 10.25% due 8/1/07                                 334,050
                        125,000       MGM Mirage, Inc., 8.375% due 2/1/11                                      130,313
                        294,000       Mikohn Gaming Corp., 11.875% due 8/15/08                                 304,199
                        400,000       Oxford Industries, Inc., 8.875% due 6/1/11                               415,000
                         85,000       Park Place Entertainment, 8.125% due 5/15/11                              88,825
                        125,000       Park Place Entertainment, 8.875% due 9/15/08                             131,406
                        250,000       Penn National Gaming, Inc., 6.75% due 3/1/15                             246,250
                        325,000       Phillips Van-Heusen, 7.75% due 11/15/23                                  341,250
                        350,000       Pinnacle Entertainment, 8.25% due 3/15/12                                355,250
                        725,000       Rent-A-Center, Inc., 7.50% due 5/1/10                                    730,438
                        575,000       Royal Caribbean Cruises, 7.50% due 10/15/27                              566,238
                        800,000       Trump Entertainment Resorts, 8.50% due 6/1/15                            800,000
                        100,000       United Auto Group, Inc., 7.75% due 12/15/16 (c)                          101,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,912,766
CONSUMER STAPLES - 1.95%
                        100,000       Blount, Inc., 8.875% due 8/1/12                                          102,500
                        200,000       Elizabeth Arden, Inc., 7.75% due 1/15/14                                 202,500
                        125,000       Pilgrims Pride Corp., 9.25% due 11/15/13                                 130,938
                        100,000       Purina Mills, Inc., 9.00% due 3/15/10 (a) (b)                                 --
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               435,938
ENERGY - 8.37%
                        175,000       Eagle Geophysical, Inc., 10.75% due 7/15/08 (a) (b)                           --
                        460,000       Giant Industries, 8.00% due 5/15/14                                      499,675
                        350,000       Premcor Refining Group, 7.50% due 6/15/15                                366,365
                        250,000       Premcor Refining Group, 9.25% due 2/1/10                                 261,470
                         50,000       Premcor Refining Group, 9.50% due 2/1/13                                  54,017
                         55,000       Swift Energy Co., 9.375% due 5/1/12                                       58,300
                        600,000       United Refining Co., 10.50% due 8/15/12                                  633,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,872,827
HEALTHCARE - 4.29%
                        300,000       Carriage Services, Inc., 7.875% due 1/15/15                              294,750
                         60,000       Inverness Medical Innovations, 8.75% due 2/15/12                          62,700
                        585,000       Warner Chilcott Corp., 8.75% due 2/1/15                                  602,550
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               960,000

AFBA 5STAR
HIGH YIELD FUND (CONTINUED)
================================================================================
SCHEDULE OF INVESTMENTS
December 31, 2006 (unaudited)

FACE AMOUNT                           COMPANY                                                              MRKET VALUE
-----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - 10.44%
$                       625,000       Allied Waste North America, 7.875% due 4/15/13                      $    647,656
                        100,000       Allied Waste North America, 9.25% due 9/1/12                             106,750
                        200,000       Education Management LLC, 8.75% due 6/1/14 (c)                           208,000
                        290,000       Greenbrier Companies, Inc., 8.375% due 5/15/15                           296,525
                        575,000       Iron Mountain, Inc., 7.75% due 1/15/15                                   589,375
                        300,000       Iron Mountain, Inc., 8.625% due 4/1/13                                   311,250
                        114,000       Mobile Mini, Inc., 9.50% due 7/1/13                                      122,265
                         50,000       Pulte Homes, Inc., 8.125% due 3/1/11                                      53,995
                        100,000       Williams Communication Group, Inc., 11.70% due 8/1/08 (a) (b)                 --
                         50,000       Williams Communication Group, Inc., 11.875% due 8/1/10 (a) (b)                --
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,335,816
MATERIALS - 1.25%
                         90,000       Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (a)                         10,125
                        275,000       US Concrete, Inc., 8.375% due 4/1/14                                     270,187
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               280,312
TELECOMMUNICATION SERVICES - 1.36%
                        280,000       Rodgers Wireless, Inc., 7.50% due 3/15/15                                305,200
-----------------------------------------------------------------------------------------------------------------------


TOTAL CORPORATE BONDS                                                                                       14,102,859
-----------------------------------------------------------------------------------------------------------------------
(COST $13,653,083)

CONVERTIBLE CORPORATE BONDS - 19.57%
CONSUMER DISCRETIONARY - 9.11%
$                       265,000       Best Buy, 2.25% due 1/15/22                                              295,806
                        492,000       Exide Technologies, 2.90% due 12/15/05 (a) (b)                                --
                        550,000       Lions Gate Entertainment, 2.9375% due 10/15/24                           598,125
                        620,000       WMS Industries, 2.75% due 7/15/10                                      1,144,675
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,038,606
ENERGY - 0.22%
                         49,000       Moran Energy, Inc., 8.75% due 1/15/08                                     48,755
-----------------------------------------------------------------------------------------------------------------------

HEALTHCARE - 3.58%
                        635,000       Amylin Pharmaceuticals, Inc., 2.50% due 4/15/11                          800,894
-----------------------------------------------------------------------------------------------------------------------

INDUSTRIALS - 3.55%
                        735,000       JetBlue Airways Corp., 3.75% due 3/15/35                                 795,637
                        132,000       OHM Corp., 8.00% due 10/1/06 (a) (b)                                          13
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               795,650
INFORMATION TECHNOLOGY - 3.11%
                        700,000       Fairchild Semiconductor, Inc., 5.00% due 11/1/08                         695,625
-----------------------------------------------------------------------------------------------------------------------


TOTAL CONVERTIBLE CORPORATE BONDS                                                                            4,379,530
-----------------------------------------------------------------------------------------------------------------------
(COST $3,579,130)

MONEY MARKET ACCOUNT - 12.90%
                      2,888,187       PNC Bank Money Market                                                  2,888,187
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                                   2,888,187
-----------------------------------------------------------------------------------------------------------------------
(COST $2,888,187)

TOTAL INVESTMENTS - 98.58%                                                                                  22,062,564
-----------------------------------------------------------------------------------------------------------------------
(COST $21,810,071)

Other assets in excess of liabilities  - 1.42%                                                                 318,630
                                                                                                          ------------

TOTAL NET ASSETS - 100.00%                                                                                $ 22,381,194
                                                                                                          ============

--------------------------------------------------------------------------------

(a)  - Security in default.
(b) - Security valued at fair value under procedures adopted by the Board of Directors.
(c) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
*    - Non-income producing security.

AFBA 5STAR
USA GLOBAL FUND
================================================================================
SCHEDULE OF INVESTMENTS
December 31, 2006 (unaudited)

SHARES                                  COMPANY                                                           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.00%
CONSUMER DISCRETIONARY - 14.43%
          41,700                        Gentex Corp.                                                      $    648,852
           9,100                        Johnson Controls, Inc.                                                 781,872
           5,600                        Las Vegas Sands Corp.*                                                 501,088
          18,200                        McDonald's Corp.                                                       806,806
          16,200                        Sotheby's                                                              502,524
          12,800                        Tiffany & Co.                                                          502,272
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,743,414

CONSUMER STAPLES - 13.97%
           8,800                        Colgate-Palmolive Co.                                                  574,112
           8,800                        Kimberly-Clark Corp.                                                   597,960
          11,025                        Procter & Gamble Co.                                                   708,577
          10,700                        The Coca-Cola Co.                                                      516,275
          12,375                        Wrigley, (Wm.) Jr. Co.                                                 640,035
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,036,959

ENERGY - 2.25%
          18,800                        Halliburton Co.                                                        583,740
-----------------------------------------------------------------------------------------------------------------------

FINANCIALS - 5.40%
          15,000                        AFLAC, Inc.                                                            690,000
           9,900                        American International Group, Inc.                                     709,434
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,399,434

HEALTH CARE - 30.48%
          19,400                        Abbott Laboratories                                                    944,974
          20,500                        Baxter International, Inc.                                             950,995
          16,400                        ev3, Inc.*                                                             282,572
          24,400                        IMS Health, Inc.                                                       670,512
           6,400                        Johnson & Johnson                                                      422,528
          13,000                        Mentor Corp.                                                           635,310
           8,000                        Millipore Corp.*                                                       532,800
          40,900                        Schering-Plough Corp.                                                  966,876
           9,600                        Sigma-Aldrich Corp.                                                    746,112
           5,100                        Varian Medical Systems, Inc.*                                          242,607
          13,400                        Waters Corp.*                                                          656,198
          16,800                        Wyeth                                                                  855,456
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,906,940

INDUSTRIALS - 4.06%
           6,000                        Getty Images, Inc.*                                                    256,920
          18,800                        Heidrick & Struggles International, Inc.*                              796,368
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,053,288

AFBA 5STAR
USA GLOBAL FUND
================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2006 (unaudited)


SHARES                                  COMPANY                                                           MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (continued)
 INFORMATION TECHNOLOGY - 26.41%
           9,600                        Analog Devices, Inc.                                              $    315,552
          28,530                        Applied Materials, Inc.                                                526,378
          15,500                        Cabot Microelectronics Corp.*                                          526,070
          26,700                        Cisco Systems, Inc.*                                                   729,711
          18,900                        Dolby Laboratories, Inc.*                                              586,278
          25,100                        Entegris, Inc.*                                                        271,582
           9,500                        FormFactor, Inc.*                                                      353,875
          22,000                        Integrated Device Technology, Inc.*                                    340,560
          30,700                        Intel Corp.                                                            621,675
          11,200                        KLA-Tencor Corp.                                                       557,200
          22,400                        Microsoft Corp.                                                        668,864
           9,900                        Molex, Inc.                                                            313,137
          22,600                        Motorola, Inc.                                                         464,656
          20,500                        National Semiconductor Corp.                                           465,350
          20,400                        Oracle Corp.*                                                          349,656
          15,100                        Red Hat, Inc.*                                                         347,300
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,437,844


TOTAL COMMON STOCKS                                                                                         25,161,619
-----------------------------------------------------------------------------------------------------------------------
(COST  $18,057,388)


MONEY MARKET ACCOUNT - 2.97%
         738,523                        PNC Bank Money Market                                                  768,523
-----------------------------------------------------------------------------------------------------------------------


TOTAL MONEY MARKET ACCOUNT                                                                                     768,523
-----------------------------------------------------------------------------------------------------------------------
(COST  $768,523)


TOTAL INVESTMENTS -  99.97%                                                                                 25,930,142
-----------------------------------------------------------------------------------------------------------------------
(COST $18,785,911)

Other assets in excess of liabilities - (0.03%)                                                                  8,859
                                                                                                          ------------

TOTAL NET ASSETS - 100.00%                                                                                $ 25,939,001
                                                                                                          ============


*    Non-income producing security.

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND
================================================================================
SCHEDULE OF INVESTMENTS
December 31, 2006 (unaudited)

SHARES                                 COMPANY                                                            MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMON STOCKS - 95.80%
CONSUMER DISCRETIONARY -- 1.61%
               6,800                   eBay, Inc. *                                                       $    204,476
-----------------------------------------------------------------------------------------------------------------------

HEALTH CARE -- 38.04%
               2,600                   Abbott Laboratories                                                     126,646
              13,700                   Align Technology, Inc.*                                                 191,389
               6,200                   American Medical Systems Holdings, Inc.*                                114,824
               6,900                   Amylin Pharmaceuticals, Inc.*                                           248,883
               8,400                   AtheroGenics, Inc.*                                                      83,244
               5,000                   Barr Pharmaceuticals, Inc.*                                             250,600
               2,500                   Bayer AG (a)                                                            133,400
               2,000                   C. R. Bard, Inc.                                                        165,940
               4,500                   Charles River Laboratories International, Inc.*                         194,625
               2,100                   Covance, Inc.*                                                          123,711
              11,100                   ev3, Inc.*                                                              191,253
               1,900                   Gilead Sciences, Inc. *                                                 123,367
               6,550                   Immucor, Inc.*                                                          191,456
               8,200                   IMS Health, Inc.                                                        225,336
               9,700                   LifeCell Corp. *                                                        234,158
               6,400                   Medicis Pharmaceutical Corp.                                            224,832
               6,100                   MedImmune, Inc.*                                                        197,457
               4,825                   Mentor Corp.                                                            235,798
               7,900                   Neurometrix, Inc. *                                                     117,789
               7,100                   Pharmaceutical Product Development, Inc.                                228,762
              11,300                   QIAGEN N.V. *                                                           170,969
               8,100                   Schering-Plough Corp.                                                   191,484
               2,400                   Shire PLC (a)                                                           148,224
               1,600                   Sigma-Aldrich Corp.                                                     124,352
               3,900                   Teva Pharmaceutical Industries, Ltd. (a)                                121,212
               2,700                   Varian Medical Systems, Inc.*                                           128,439
               3,200                   Waters Corp.*                                                           156,704
               3,600                   Wyeth                                                                   183,312
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,828,166
INDUSTRIALS --3.44%
              11,700                   Hewitt Associates, Inc.*                                                301,275
               2,900                   Monster Worldwide, Inc. *                                               135,256
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               436,531

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND (CONTINUED)
================================================================================
SCHEDULE OF INVESTMENTS
December 31, 2006  (unaudited)

SHARES                                 COMPANY                                                            MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY -- 52.71%
               8,900                   ADTRAN, Inc.                                                       $    202,030
              10,200                   Altera Corp.*                                                           200,736
               3,500                   Analog Devices, Inc.                                                    115,045
              10,500                   Applied Materials, Inc.                                                 193,725
              12,700                   BEA Systems, Inc.*                                                      159,766
               9,500                   Cabot Microelectronics Corp.*                                           322,430
               6,500                   Cadence Design Systems, Inc.*                                           116,415
               4,400                   CheckFree Corp.*                                                        176,704
               8,675                   Cisco Systems, Inc.*                                                    237,088
               5,000                   Citrix Systems, Inc.*                                                   135,250
               7,200                   Corning, Inc.*                                                          134,712
               7,700                   Cree, Inc.*                                                             133,364
               5,700                   Dolby Laboratories, Inc.*                                               176,814
              14,700                   EMC Corp.                                                               194,040
              12,400                   Entegris, Inc.*                                                         134,168
               2,000                   Equinix, Inc.*                                                          151,240
               2,100                   F5 Networks, Inc. *                                                     155,841
               5,100                   FormFactor, Inc.*                                                       189,975
               8,825                   Intel Corp.                                                             178,706
              12,800                   Jabil Circuit, Inc.                                                     314,240
               5,400                   Manhattan Associates, Inc.*                                             162,432
               7,250                   Maxim Integrated Products, Inc.                                         221,995
               4,550                   Microchip Technology, Inc.                                              148,785
               7,000                   Microsoft Corp.                                                         209,020
               8,100                   MKS Instruments, Inc.*                                                  182,898
               6,700                   Molex, Inc.                                                             211,921
              10,700                   Motorola, Inc.                                                          219,992
               4,700                   National Instruments Corp.                                              128,028
               8,100                   Nokia Oyj (a)                                                           164,592
               5,700                   Novellus Systems, Inc.*                                                 196,194
               8,900                   Oracle Corp.*                                                           152,546
              11,600                   Red Hat, Inc.*                                                          266,800
              13,500                   Semtech Corp.*                                                          176,445
               9,200                   Symantec Corp.*                                                         191,820
               4,400                   Texas Instruments, Inc.                                                 126,720
               3,100                   Trimble Navigation, Ltd.*                                               157,263
               5,900                   Yahoo! Inc. *                                                           150,686
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             6,690,426

TOTAL COMMON STOCKS                                                                                         12,159,599
-----------------------------------------------------------------------------------------------------------------------
(COST $10,475,993)

MONEY MARKET ACCOUNT -- 5.54%
             703,890                   PNC Bank Money Market                                                   703,890
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                                     703,890
-----------------------------------------------------------------------------------------------------------------------
(COST $703,890)

TOTAL INVESTMENTS --- 101.34%                                                                               12,863,489
-----------------------------------------------------------------------------------------------------------------------
  (COST $11,179,883)

Liabilities in excess of other assets -- (1.34%)                                                              (170,279)
                                                                                                          ------------

TOTAL NET ASSETS -- 100.00%                                                                               $ 12,693,210
                                                                                                          ============

(A)  AMERICAN DEPOSITORY RECEIPT.

*    NON-INCOME PRODUCING SECURITY.

AFBA 5STAR
SMALL CAP FUND
================================================================================
SCHEDULE OF INVESTMENTS
December 31, 2006 (unaudited)

SHARES                              COMPANY                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 90.66%
CONSUMER DISCRETIONARY - 28.32%
                  124,305         Ameristar Casinos, Inc.                                                 $  3,821,136
                  224,200         Borders Group, Inc.                                                        5,010,870
                   86,125         Central Garden & Pet Co.*                                                  4,170,172
                  193,000         Christopher & Banks Corp.                                                  3,601,380
                  112,007         GameStop Corp.*                                                            6,133,503
                  167,000         Gentex Corp.                                                               2,598,520
                  326,000         Lions Gate Entertainment Corp.*                                            3,497,980
                  111,100         Orient-Express Hotels Ltd. - Class A                                       5,257,252
                   81,200         Oxford Industries, Inc.                                                    4,031,580
                  152,200         P.F. Chang's China Bistro, Inc.*                                           5,841,436
                  119,150         Penn National Gaming, Inc.*                                                4,959,023
                  148,600         Tuesday Morning Corp.                                                      2,310,730
                   78,800         WCI Communties, Inc.*                                                      1,511,384
                  122,300         Winnebago Industries, Inc.                                                 4,024,893
                  241,600         WMS Industries, Inc.*                                                      8,422,176
                  129,600         Zale Corp.*                                                                3,656,016
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            68,848,051
FINANCIALS - 4.38%
                  106,000         Boston Private Financial Holdings, Inc.                                    2,990,260
                    1,600         Morningstar, Inc.*                                                            72,080
                  118,450         Raymond James Financial, Inc.                                              3,590,220
                  114,600         W.P. Stewart & Co., Ltd.                                                   1,815,264
                   51,600         Wilmington Trust Corp.                                                     2,175,972
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            10,643,796
HEALTH CARE  - 22.31%
                  347,800         Align Technology, Inc.*                                                    4,858,766
                  205,000         American Medical Systems Holdings, Inc.*                                   3,796,600
                  170,050         Amylin Pharmaceuticals, Inc.*                                              6,133,703
                   90,800         Charles River Laboratories International, Inc.*                            3,927,100
                   83,800         Covance, Inc.*                                                             4,936,658
                  236,900         ev3, Inc.*                                                                 4,081,787
                  189,650         Immucor, Inc.*                                                             5,543,470
                  140,100         Medicis Pharmaceutical Corp. - Class A                                     4,921,713
                  106,500         Mentor Corp.                                                               5,204,655
                  169,900         Pharmaceutical Product Development, Inc.                                   5,474,178
                  157,600         PSS World Medical, Inc.*                                                   3,077,928
                   97,500         Wright Medical Group, Inc.*                                                2,269,800
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            54,226,358

AFBA 5STAR
SMALL CAP FUND
================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2006 (unaudited)

SHARES                              COMPANY                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (continued)
INDUSTRIALS - 14.33%
                   62,700         Bright Horizons Family Solutions, Inc.*                                 $  2,423,982
                  282,400         Corinthian Colleges, Inc.*                                                 3,849,112
                  193,200         DeVry, Inc.                                                                5,409,600
                  203,300         Educate, Inc.*                                                             1,447,496
                  146,000         FirstService Corp.*                                                        3,372,600
                  142,500         Heidrick & Struggles International, Inc.*                                  6,036,300
                   62,700         ITT Educational Services, Inc.*                                            4,161,399
                  191,500         Korn/Ferry International *                                                 4,396,840
                  189,600         Navigant Consulting, Inc.*                                                 3,746,496
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            34,843,825
INFORMATION TECHNOLOGY - 21.32%
                  207,700         ADTRAN, Inc.                                                               4,714,790
                  177,050         Cabot Microelectronics Corp.*                                              6,009,077
                  208,300         Cree, Inc.*                                                                3,607,756
                  213,300         Dolby Laboratories, Inc.*                                                  6,616,566
                   46,000         Equinex, Inc.*                                                             3,478,520
                  235,900         Fairchild Semiconductor International, Inc.*                               3,965,479
                   99,000         FormFactor, Inc.*                                                          3,687,750
                  149,000         Manhattan Associates, Inc.*                                                4,481,920
                  357,800         Micrel, Inc.*                                                              3,857,084
                  210,100         MKS Instruments, Inc.*                                                     4,744,058
                  102,100         National Instruments Corp.                                                 2,781,204
                  226,400         Semtech Corp.*                                                             2,959,048
                   18,300         Trimble Navigation Ltd.*                                                     928,359
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            51,831,611

TOTAL COMMON STOCKS                                                                                        220,393,641
-----------------------------------------------------------------------------------------------------------------------
(COST $182,931,600)

MONEY MARKET ACCOUNT - 10.67%
               25,951,658         PNC Bank Money Market                                                     25,951,658
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                                  25,951,658
-----------------------------------------------------------------------------------------------------------------------
 (COST $25,951,658)

TOTAL INVESTMENTS - 101.33%                                                                                246,345,299
-----------------------------------------------------------------------------------------------------------------------
(COST $208,883,258)

Liabilities in excess of other assets - (1.33%)                                                             (3,240,818)
                                                                                                          ------------

TOTAL NET ASSETS - 100.00%                                                                                $243,104,481
                                                                                                          ============


*    - NON-INCOME PRODUCING SECURITY.

AFBA 5STAR
MID CAP FUND
================================================================================
SCHEDULE OF INVESTMENTS
December 31, 2006 (unaudited)

                  SHARES           COMPANY                                                                MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.97%
CONSUMER DISCRETIONARY - 27.61%
                   7,200           Abercrombie & Fitch Co.-Class A                                        $    501,336
                   9,600           Autoliv, Inc.                                                               578,880
                  13,249           Barnes & Noble, Inc.                                                        526,118
                   9,300           Brunswick Corp.                                                             296,670
                  17,100           Chico's FAS, Inc.*                                                          353,799
                  46,000           EMI Group PLC (a)                                                           477,148
                  40,400           Gentex Corp.                                                                628,624
                   6,100           Harrah's Entertainment, Inc.                                                504,592
                  10,200           LIFE TIME FITNESS, Inc.*                                                    494,802
                   3,150           Mohawk Industries, Inc.*                                                    235,809
                  14,100           Penn National Gaming, Inc.*                                                 586,842
                  21,200           PetSmart, Inc.                                                              611,832
                   8,000           Polo Ralph Lauren Corp.                                                     621,280
                   9,600           Royal Caribbean Cruises Ltd.                                                397,248
                  21,600           The Talbots, Inc.                                                           520,560
                  14,200           Tiffany & Co.                                                               557,208
                  29,700           Urban Outfitters, Inc.*                                                     683,991
                   6,600           Weight Watchers International, Inc.                                         346,698
                  10,600           Williams-Sonoma, Inc.                                                       333,264
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             9,256,701
FINANCIAL - 9.41%
                  10,300           A.G. Edwards, Inc.                                                          651,887
                  29,900           Janus Capital Group, Inc.                                                   645,541
                   5,600           Legg Mason, Inc.                                                            532,280
                  19,376           Morningstar, Inc.*                                                          872,889
                  10,300           T. Rowe Price Group, Inc.                                                   450,831
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,153,428
HEALTH CARE -  27.99%
                  23,900           Amylin Pharmaceuticals, Inc.*                                               862,073
                  14,600           Barr Pharmaceuticals, Inc.*                                                 731,752
                  19,500           Charles River Laboratories International, Inc.*                             843,375
                   8,400           Dade Behring Holdings, Inc.                                                 334,404
                  26,200           Endo Pharmaceuticals Holdings, Inc.*                                        722,596
                  30,200           IMS Health, Inc.                                                            829,896
                  21,800           Medicis Pharmaceutical Corp.                                                765,834
                  23,500           MedImmune, Inc.*                                                            760,695
                   6,500           Millipore Corp.*                                                            432,900
                  19,900           Pharmaceutical Product Development, Inc.                                    641,178
                  41,900           QIAGEN N.V. *                                                               633,947
                  13,700           Shire PLC (a)                                                               846,112
                   5,700           Sigma-Aldrich Corp.                                                         443,004
                  10,925           Waters Corp.*                                                               534,998
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             9,382,764

AFBA 5STAR
MID CAP FUND (continued)
================================================================================
SCHEDULE OF INVESTMENTS
December 31, 2006 (unaudited)

                  SHARES           COMPANY                                                                MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
INDUSTRIALS -9.30%
                  10,500           ChoicePoint, Inc.*                                                          413,490
                  20,800           DeVry, Inc.                                                                 582,400
                  34,200           Hewitt Associates, Inc.*                                                    880,650
                  18,300           Iron Mountain, Inc.*                                                        756,522
                  10,400           Monster Worldwide, Inc.*                                                    485,056
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,118,118
INFORMATION TECHNOLOGY - 22.66%
                  33,800           Altera Corp.*                                                               665,184
                  48,400           BEA Systems, Inc.*                                                          608,872
                  19,100           Cadence Design Systems, Inc.*                                               342,081
                  17,200           CheckFree Corp.*                                                            690,752
                  18,300           Citrix Systems, Inc.*                                                       495,015
                  10,900           F5 Networks, Inc. *                                                         808,889
                   9,700           Garmin Ltd.                                                                 539,902
                  20,900           Jabil Circuit, Inc.                                                         513,095
                   9,800           KLA-Tencor Corp.                                                            487,550
                  18,500           National Semiconductor Corp.                                                419,950
                  22,500           Novellus Systems, Inc.*                                                     774,450
                  44,100           Red Hat, Inc.*                                                            1,014,300
                   5,500           SanDisk Corp. *                                                             236,665
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,596,705

TOTAL COMMON STOCKS                                                                                         32,507,716
-----------------------------------------------------------------------------------------------------------------------
(COST $28,098,000)

MONEY MARKET ACCOUNT - 3.88%
               1,302,034     PNC Bank Money Market                                                           1,302,034
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                                   1,302,034
-----------------------------------------------------------------------------------------------------------------------
(COST $1,302,034)


TOTAL INVESTMENTS - 100.85%                                                                                 33,809,750
-----------------------------------------------------------------------------------------------------------------------
(COST $29,400,034)

Liabilities in excess of other assets - (0.85%)                                                               (284,888)
                                                                                                          ------------

TOTAL NET ASSETS - 100.00%                                                                                $ 33,524,862
                                                                                                          ============



(A)  - AMERICAN DEPOSITORY RECEIPT

*    - NON-INCOME PRODUCING SECURITY.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this the report, as that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   AFBA 5STAR FUND, INC.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ ROBERT E. MORRISON
                          ------------------------------------------------------
                          Robert E. Morrison, President and Chief Executive Officer (principal executive officer)


Date              FEBRUARY 26, 2007
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ ROBERT E. MORRISON
                          ------------------------------------------------------
                          Robert E. Morrison, President and Chief Executive Officer (principal executive officer)

Date              FEBRUARY 26, 2007
     ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ MICHAEL E. HOUCHINS
                          ------------------------------------------------------
                          Michael E. Houchins, Chief Financial Officer
                          (principal financial officer)

Date              FEBRUARY 26, 2007
     ---------------------------------------------------------------------------